As filed with the Securities and Exchange Commission on July 1, 2026
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811- 21715
NEUBERGER BERMAN ALTERNATIVE FUNDS
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Franklin H. Na, Esq.
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)
Registrant’s telephone number, including area code: (212) 476-8800
Date of fiscal year end: October 31
Date of reporting period: April 30, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.
(a)
Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger

Long Short Fund

Semi-Annual Shareholder Report

April 30, 2026

Institutional Class: NLSIX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/longshort-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$53	1.07%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$8,253,035,902
Number of Portfolio Holdings	207
Portfolio Turnover Rate	39%

What did the Fund invest in?

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	8.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.0%
Meta Platforms, Inc. Class A	3.3%
Broadcom, Inc.	2.6%
Fanatics Holdings, Inc. Class A	2.1%
Brookfield Infrastructure Partners LP	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Lamar Advertising Co. Class A	(0.7)%
Consolidated Edison, Inc.	(0.5)%
Omnicom Group, Inc.	(0.5)%
Public Service Enterprise Group, Inc.	(0.4)%
Allstate Corp.	(0.4)%
Exelon Corp.	(0.4)%
Brookfield Renewable Corp.	(0.4)%
HP, Inc.	(0.4)%
Cheesecake Factory, Inc.	(0.4)%
Nexstar Media Group, Inc.	(0.3)%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Name	Long	Short
Common Stocks	88.7%	(13.1)%
Master Limited Partnerships and Limited Partnerships	3.1%	-%
Preferred Stocks	1.3%	-%
Loan Assignments	0.2%	-%
Purchased Option Contracts	0.0%Footnote Reference*	-%
Corporate Bonds	0.0%Footnote Reference*	-%
Short-Term Investments	4.5%	-%
Other Assets Less Liabilities	15.3%Footnote Reference**	-%
Total	113.1%	(13.1)%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/longshort-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0314 06/26

Neuberger

Long Short Fund

Semi-Annual Shareholder Report

April 30, 2026

Class A: NLSAX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/longshort-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$71	1.43%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$8,253,035,902
Number of Portfolio Holdings	207
Portfolio Turnover Rate	39%

What did the Fund invest in?

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	8.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.0%
Meta Platforms, Inc. Class A	3.3%
Broadcom, Inc.	2.6%
Fanatics Holdings, Inc. Class A	2.1%
Brookfield Infrastructure Partners LP	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Lamar Advertising Co. Class A	(0.7)%
Consolidated Edison, Inc.	(0.5)%
Omnicom Group, Inc.	(0.5)%
Public Service Enterprise Group, Inc.	(0.4)%
Allstate Corp.	(0.4)%
Exelon Corp.	(0.4)%
Brookfield Renewable Corp.	(0.4)%
HP, Inc.	(0.4)%
Cheesecake Factory, Inc.	(0.4)%
Nexstar Media Group, Inc.	(0.3)%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Name	Long	Short
Common Stocks	88.7%	(13.1)%
Master Limited Partnerships and Limited Partnerships	3.1%	-%
Preferred Stocks	1.3%	-%
Loan Assignments	0.2%	-%
Purchased Option Contracts	0.0%Footnote Reference*	-%
Corporate Bonds	0.0%Footnote Reference*	-%
Short-Term Investments	4.5%	-%
Other Assets Less Liabilities	15.3%Footnote Reference**	-%
Total	113.1%	(13.1)%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/longshort-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0312 06/26

Neuberger

Long Short Fund

Semi-Annual Shareholder Report

April 30, 2026

Class C: NLSCX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/longshort-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$108	2.18%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$8,253,035,902
Number of Portfolio Holdings	207
Portfolio Turnover Rate	39%

What did the Fund invest in?

Top Ten Long Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Alphabet, Inc. Class A	8.1%
Amazon.com, Inc.	7.1%
NVIDIA Corp.	6.5%
Microsoft Corp.	5.5%
Apple, Inc.	5.4%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.0%
Meta Platforms, Inc. Class A	3.3%
Broadcom, Inc.	2.6%
Fanatics Holdings, Inc. Class A	2.1%
Brookfield Infrastructure Partners LP	2.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Short Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Lamar Advertising Co. Class A	(0.7)%
Consolidated Edison, Inc.	(0.5)%
Omnicom Group, Inc.	(0.5)%
Public Service Enterprise Group, Inc.	(0.4)%
Allstate Corp.	(0.4)%
Exelon Corp.	(0.4)%
Brookfield Renewable Corp.	(0.4)%
HP, Inc.	(0.4)%
Cheesecake Factory, Inc.	(0.4)%
Nexstar Media Group, Inc.	(0.3)%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Name	Long	Short
Common Stocks	88.7%	(13.1)%
Master Limited Partnerships and Limited Partnerships	3.1%	-%
Preferred Stocks	1.3%	-%
Loan Assignments	0.2%	-%
Purchased Option Contracts	0.0%Footnote Reference*	-%
Corporate Bonds	0.0%Footnote Reference*	-%
Short-Term Investments	4.5%	-%
Other Assets Less Liabilities	15.3%Footnote Reference**	-%
Total	113.1%	(13.1)%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/longshort-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0313 06/26

(b)
Not applicable to the Registrant.
Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Alternative Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.
Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.
Item 5.  Audit Committee of Listed Registrants.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 6.  Investments.

(a)
The complete schedule of investments for the series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)
Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman

Alternative Funds
Institutional Class Shares • Class A Shares • Class C Shares •
Neuberger Long Short Fund

Semi-Annual Financial Statements and Other Information
April 30, 2026

The "Neuberger Berman" and "Neuberger" names and logos and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend April 30, 2026 (Unaudited)

Neuberger Berman Alternative Funds
Counterparties:
SSB	= State Street Bank and Trust Company
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
USD	= United States Dollar

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)

April 30, 2026

Number of Shares		Value

Long Positions 97.8%
Common Stocks 88.7%
Aerospace & Defense 2.4%
269,078	Airbus SE	$55,472,949
113,300	Arxis, Inc. Class A	3,965,500 *
125,030	Boeing Co.	28,635,621 *
216,440	General Electric Co.	62,752,449
85,739	Lockheed Martin Corp.	44,410,230
		195,236,749
Automobiles 0.3%
61,084	Tesla, Inc.	23,311,487 *
Banks 2.1%
155,654	Citigroup, Inc.	19,920,599
290,234	JPMorgan Chase & Co.	90,909,996
730,947	Wells Fargo & Co.	60,105,772
		170,936,367
Beverages 0.6%
307,639	PepsiCo, Inc.	48,757,705
Biotechnology 0.8%
300,986	AbbVie, Inc.	63,604,362
Broadline Retail 6.0%
1,883,777	Amazon.com, Inc.	499,313,932 *(a)
Building Products 0.7%
108,180	Lennox International, Inc.	57,864,400
Capital Markets 4.6%
2,200,458	Brookfield Asset Management Ltd. Class A	105,643,989
376,831	CME Group, Inc.	108,459,498 (a)
514,733	KKR & Co., Inc.	53,707,241
43,199	MSCI, Inc.	25,548,321
209,144	S&P Global, Inc.	90,189,167
		383,548,216
Commercial Services & Supplies 1.1%
397,690	Waste Management, Inc.	92,482,809
Consumer Staples Distribution & Retail 1.6%
63,495	Costco Wholesale Corp.	64,417,582
537,629	Walmart, Inc.	70,929,394
		135,346,976
Containers & Packaging 0.3%
164,688	Avery Dennison Corp.	26,997,304
Number of Shares		Value
Electric Utilities 2.6%
112,090	Constellation Energy Corp.	$35,084,170
1,935,813	FirstEnergy Corp.	91,989,834
939,422	NextEra Energy, Inc.	91,950,625
		219,024,629
Electrical Equipment 1.9%
54,101	Eaton Corp. PLC	23,426,274
917,904	nVent Electric PLC	131,168,482
		154,594,756
Electronic Equipment, Instruments & Components 1.4%
811,657	Amphenol Corp. Class A	119,532,726
Entertainment 2.9%
209,592	Live Nation Entertainment, Inc.	33,102,961 *
1,393,624	Netflix, Inc.	130,457,143 *
232,776	Sphere Entertainment Co.	33,158,941 *
404,895	Walt Disney Co.	42,007,856
		238,726,901
Financial Services 2.9%
216,090	MasterCard, Inc. Class A	108,675,983
393,870	Visa, Inc. Class A	129,914,081 (a)
		238,590,064
Food Products 0.3%
397,101	Mondelez International, Inc. Class A	24,397,885
Ground Transportation 0.9%
289,712	Union Pacific Corp.	78,071,590
Health Care Equipment & Supplies 1.1%
1,544,345	Boston Scientific Corp.	88,969,715 *
Health Care Providers & Services 0.5%
102,677	UnitedHealth Group, Inc.	38,039,775
Health Care Technology 0.6%
2,522,908	Waystar Holding Corp.	53,927,158 *
Hotels, Restaurants & Leisure 2.3%
2,040,149	First Watch Restaurant Group, Inc.	26,766,755 *
102,715	Marriott International, Inc. Class A	37,150,988
324,604	McDonald's Corp.	95,300,488 (a)
4,139,438	Sweetgreen, Inc. Class A	28,479,334 *
		187,697,565

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)

Number of Shares		Value
Independent Power and Renewable Electricity Producers 0.2%
96,066	Vistra Corp.	$15,163,057
Interactive Media & Services 9.6%
1,464,695	Alphabet, Inc. Class A	563,614,636 (a)
381,327	Meta Platforms, Inc. Class A	233,337,805
		796,952,441
IT Services 0.5%
97,000	Cloudflare, Inc. Class A	19,882,090 *
161,318	Shopify, Inc. Class A	19,540,449 *
		39,422,539
Leisure Products 0.2%
2,453,857	Peloton Interactive, Inc. Class A	13,373,521 *
Life Sciences Tools & Services 0.8%
14,152	Mettler-Toledo International, Inc.	18,066,584 *
103,230	Thermo Fisher Scientific, Inc.	49,443,041
		67,509,625
Machinery 1.5%
62,098	Caterpillar, Inc.	55,274,051
51,590	Deere & Co.	30,431,393
180,667	ITT, Inc.	38,724,165
		124,429,609
Media 0.3%
212,378	EchoStar Corp. Class A	26,152,227 *(b)
Miscellaneous Manufacturers 0.4%
2,041,517	Celebration Bidco Holdings LLC	30,622,755 *#(c)(d)
Multi-Utilities 1.7%
3,160,013	CenterPoint Energy, Inc.	137,934,567
Oil, Gas & Consumable Fuels 2.0%
399,097	Chevron Corp.	77,149,441
912,434	Permian Resources Corp. Class A	19,726,823
938,728	Williams Cos., Inc.	71,634,334
		168,510,598
Passenger Airlines 0.1%
140,639	Delta Air Lines, Inc.	9,562,046
Pharmaceuticals 2.5%
93,396	Eli Lilly & Co.	87,287,901
318,287	Johnson & Johnson	73,158,267
Number of Shares		Value
Pharmaceuticals – cont'd
388,210	Merck & Co., Inc.	$42,384,768
		202,830,936
Professional Services 0.5%
226,696	Equifax, Inc.	39,431,502
Semiconductors & Semiconductor Equipment 9.9%
87,942	Analog Devices, Inc.	35,375,549
65,944	ASML Holding NV	94,892,756
429,834	Broadcom, Inc.	179,425,607
2,834,790	indie Semiconductor, Inc. Class A	12,784,903 *(b)
81,072	Micron Technology, Inc.	41,927,195
2,271,552	NVIDIA Corp.	453,333,633
		817,739,643
Software 7.5%
359,091	Arctic Wolf Networks, Inc.	4,151,092 *#(c)(d)
14,063	Canva, Inc.	23,149,667 *#(c)(d)
221,618	Crowdstrike Holdings, Inc. Class A	98,786,223 *
945,288	Microsoft Corp.	385,469,541 (a)
2,500	Oracle Corp.	403,475
121,970	ServiceNow, Inc.	10,771,171 *
179,381	Superhuman Platform, Inc.	2,349,891 *#(c)(d)
193,947	Synopsys, Inc.	93,598,822 *
		618,679,882
Specialized REITs 1.2%
88,273	Equinix, Inc.	95,584,653
Specialty Retail 6.5%
153,957	Asbury Automotive Group, Inc.	31,359,501 *
627,177	Chewy, Inc. Class A	15,942,839 *
2,026,590	Fanatics Holdings, Inc. Class A	149,663,672 *#(c)(d)
359,490	Home Depot, Inc.	118,200,312
879,393	O'Reilly Automotive, Inc.	87,411,664 *
702,616	TJX Cos., Inc.	110,135,058
396,777	Victoria's Secret & Co.	20,564,952 *
		533,277,998
Technology Hardware, Storage & Peripherals 4.9%
1,383,541	Apple, Inc.	375,423,850 (a)
24,246	Sandisk Corp.	26,585,982 *
		402,009,832

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)

Number of Shares		Value
Tobacco 0.5%
250,797	Philip Morris International, Inc.	$41,399,061

Total Common Stocks (Cost $4,695,162,221)		7,319,559,563
Preferred Stocks 1.3%
Capital Markets 0.2%
481,750	KKR & Co., Inc. Series D	21,380,065 (b)
Entertainment 0.1%
39,203	A24 Films LLC(e)	5,980,810 #(c)(d)
IT Services 0.1%
658,071	Druva, Inc. Series 4	4,909,209 *#(c)(d)
480,112	Druva, Inc. Series 5	4,628,280 *#(c)(d)
9,537,489
Software 0.4%
959,038	Cybereason, Inc. Series F	479,519 *#(c)(d)
142,463	Cybereason, Inc. Series H	247,522 *#(c)(d)
38	Databricks, Inc. Series B	7,220 *#(c)(d)
3,106	Databricks, Inc. Series C	590,140 *#(c)(d)
63,814	Databricks, Inc. Series D	12,124,660 *#(c)(d)
24,642	Databricks, Inc. Series E	4,681,980 *#(c)(d)
12,624	Databricks, Inc. Series F	2,398,560 *#(c)(d)
153	Databricks, Inc. Series G	29,070 *#(c)(d)
369	Databricks, Inc. Series H	70,110 *#(c)(d)
12,228	Databricks, Inc. Series K	2,323,320 *#(c)(d)
180,619	Signifyd, Inc. Series Seed	643,004 *#(c)(d)
78,686	Signifyd, Inc. Series A	282,483 *#(c)(d)
55,626	Superhuman Platform, Inc. Series 3	1,424,025 *#(c)(d)
325,371	Videoamp, Inc. Series F1	5,135,005 *#(c)(d)
30,436,618
Number of Shares		Value
Specialty Retail 0.5%
23,000	Fabletics LLC Series G	$39,614,280 *#(c)(d)
22,208	Savage X Fenty Series C1	53,417 *#(c)(d)
288,275	Savage X Fenty Series D	3,407,901 *#(c)(d)
		43,075,598

Total Preferred Stocks (Cost $95,057,337)		110,410,580
Number of Units
Master Limited Partnerships and Limited Partnerships 3.1%
Independent Power and Renewable Electricity Producers 0.4%
953,452	Brookfield Renewable Partners LP	31,568,796
Multi-Utilities 1.7%
3,943,959	Brookfield Infrastructure Partners LP	141,390,930
Oil, Gas & Consumable Fuels 1.0%
2,075,387	Enterprise Products Partners LP	80,317,477

Total Master Limited Partnerships and Limited Partnerships (Cost $189,530,767)		253,277,203

Principal Amount		Value
Corporate Bonds 0.0%‡
Miscellaneous Manufacturer 0.0%‡
$19,084,979	Anagram Holdings LLC/Anagram International, Inc., 10.00%, due 8/15/2026 (Cost $11,248,952)	$0 #(c)(d)(f)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Loan Assignments(g) 0.2%
Miscellaneous Manufacturer 0.2%
	Celebration Bidco LLC
$11,957,103	Term Loan, (3 mo. USD Term SOFR + 8.00%), 11.70%, due 12/29/2028	$12,151,406 #(c)
2,314,878	Term Loan, (3 mo. USD Term SOFR + 8.00%), 11.66%, due 12/29/2028	2,352,495 #(c)
Total Loan Assignments (Cost $14,128,995)		14,503,901

Total Purchased Option Contracts 0.0%‡(h) (Cost $524,667)		270,000
Number of Shares

Short-Term Investments 4.5%
Investment Companies 4.5%
351,566,540	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.60%(i)	351,566,540
21,731,150	State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%(i)	21,731,150 (j)
Total Short-Term Investments (Cost $373,297,690)		373,297,690
Total Long Positions (97.8%) (Cost $5,378,950,629)		8,071,318,937

Number of Shares		Value

Short Positions ((13.1)%)
Common Stocks Sold Short (13.1)%
Automobile Components (0.1)%
(408,200)	Garrett Motion, Inc.	$(10,454,002)
Banks (0.1)%
(162,503)	Truist Financial Corp.	(8,368,905)
Beverages (0.3)%
(54,573)	Boston Beer Co., Inc. Class A	(12,935,984)*
(291,204)	Molson Coors Beverage Co. Class B	(12,446,059)
(25,382,043)
Building Products (0.1)%
(122,500)	A.O. Smith Corp.	(7,575,400)
Number of Shares		Value

Capital Markets (0.3)%
(15,488)	Goldman Sachs Group, Inc.	$(14,307,350)
(49,658)	Morningstar, Inc.	(8,377,801)
(22,685,151)
Construction & Engineering (0.1)%
(74,947)	WSP Global, Inc.	(12,469,556)
Consumer Finance (0.1)%
(530,162)	SoFi Technologies, Inc.	(8,535,608)*
Consumer Staples Distribution & Retail (0.6)%
(1,208,027)	Albertsons Cos., Inc. Class A	(20,355,255)
(110,626)	Dollar Tree, Inc.	(10,742,891)*
(113,366)	Target Corp.	(14,709,238)
(45,807,384)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)

Number of Shares		Value

Containers & Packaging (0.1)%
(203,834)	Ball Corp.	$(12,450,181)
Diversified Telecommunication Services (0.2)%
(381,477)	AT&T, Inc.	(9,967,994)
(215,095)	Verizon Communications, Inc.	(10,331,013)
(20,299,007)
Electric Utilities (0.3)%
(611,793)	Exelon Corp.	(28,136,360)
Financial Services (0.3)%
(740,568)	MGIC Investment Corp.	(19,610,241)
(234,422)	Radian Group, Inc.	(8,399,340)
(28,009,581)
Food Products (0.5)%
(353,281)	Campbell's Co.	(7,344,712)
(406,424)	Conagra Brands, Inc.	(5,832,184)
(1,146,694)	Flowers Foods, Inc.	(10,389,048)
(218,207)	General Mills, Inc.	(7,704,889)
(105,238)	J&J Snack Foods Corp.	(9,288,306)
(40,559,139)
Ground Transportation (0.2)%
(44,207)	JB Hunt Transport Services, Inc.	(11,119,387)
(605,444)	Lyft, Inc. Class A	(8,567,032)*
(19,686,419)
Health Care Equipment & Supplies (0.1)%
(134,588)	Medline, Inc. Class A	(5,985,128)*
Health Care Technology (0.1)%
(472,785)	Doximity, Inc. Class A	(11,554,865)*
Hotels, Restaurants & Leisure (0.6)%
(389,235)	Cheesecake Factory, Inc.	(24,471,205)
(178,275)	Restaurant Brands International, Inc.	(14,383,227)
(43,595)	Texas Roadhouse, Inc.	(7,018,359)
(45,872,791)
Household Durables (0.4)%
(38,650)	Mohawk Industries, Inc.	(4,079,894)*
(1,462,318)	Newell Brands, Inc.	(5,966,258)
Number of Shares		Value

Household Durables – cont'd
(258,556)	Somnigroup International, Inc.	$(19,614,058)
(29,660,210)
Independent Power and Renewable Electricity Producers (0.5)%
(770,615)	Brookfield Renewable Corp.	(27,942,500)
(32,734)	Talen Energy Corp.	(12,190,796)*
(40,133,296)
Industrial Conglomerates (0.2)%
(109,999)	3M Co.	(16,117,054)
Insurance (0.7)%
(135,006)	Allstate Corp.	(29,331,404)
(426,833)	Fidelity National Financial, Inc.	(22,323,366)
(234,112)	Goosehead Insurance, Inc. Class A	(10,485,876)*
(62,140,646)
Interactive Media & Services (0.3)%
(439,311)	EverQuote, Inc. Class A	(6,334,865)*
(811,406)	MediaAlpha, Inc. Class A	(6,905,065)*
(647,038)	QuinStreet, Inc.	(8,256,205)*
(21,496,135)
IT Services (0.2)%
(110,201)	CoreWeave, Inc. Class A	(12,298,432)*
(29,275)	EPAM Systems, Inc.	(3,330,909)*
(15,629,341)
Life Sciences Tools & Services (0.2)%
(1,624,040)	Avantor, Inc.	(13,154,724)*
Machinery (0.4)%
(102,200)	Graco, Inc.	(8,203,594)
(46,506)	Illinois Tool Works, Inc.	(11,999,013)
(88,400)	Otis Worldwide Corp.	(6,884,592)
(65,369)	PACCAR, Inc.	(7,765,837)
(34,853,036)
Media (0.9)%
(35,976)	Charter Communications, Inc. Class A	(5,942,156)*
(113,345)	Nexstar Media Group, Inc.	(23,591,628)
(477,220)	Omnicom Group, Inc.	(36,612,319)
(609,185)	Paramount Skydance Corp. Class B	(6,238,054)
(72,384,157)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)

Number of Shares		Value

Multi-Utilities (0.8)%
(330,517)	Consolidated Edison, Inc.	$(36,849,340)
(365,799)	Public Service Enterprise Group, Inc.	(29,871,147)
(66,720,487)
Oil, Gas & Consumable Fuels (0.2)%
(59,960)	Cheniere Energy, Inc.	(16,486,002)
Professional Services (0.8)%
(387,275)	ExlService Holdings, Inc.	(12,346,327)*
(266,258)	Genpact Ltd.	(9,252,466)
(82,298)	Paycom Software, Inc.	(10,432,094)
(81,289)	Paylocity Holding Corp.	(8,575,177)*
(787,045)	Robert Half, Inc.	(20,943,267)
(32,065)	Science Applications International Corp.	(3,102,930)
(64,652,261)
Semiconductors & Semiconductor Equipment (0.2)%
(42,160)	Applied Materials, Inc.	(16,631,698)
Software (0.8)%
(12,443)	Fair Isaac Corp.	(12,754,075)*
(64,062)	Monday.com Ltd.	(4,219,764)*
(2,500)	Oracle Corp.	(403,475)
(155,324)	Palantir Technologies, Inc. Class A	(21,607,122)*
(242,857)	RingCentral, Inc. Class A	(9,767,708)
(45,260)	Roper Technologies, Inc.	(16,058,701)
(64,810,845)
Specialized REITs (0.6)%
(347,077)	Lamar Advertising Co. Class A	(47,841,094)
Number of Shares		Value

Specialty Retail (0.7)%
(255,673)	Advance Auto Parts, Inc.	$(15,215,100)
(503,333)	CarMax, Inc.	(19,786,020)*
(253,024)	Sonic Automotive, Inc. Class A	(19,925,640)
(54,926,760)
Technology Hardware, Storage & Peripherals (0.5)%
(1,256,915)	HP, Inc.	(26,219,247)
(103,830)	NetApp, Inc.	(11,501,249)
(37,720,496)
Textiles, Apparel & Luxury Goods (0.5)%
(141,368)	Kontoor Brands, Inc.	(10,370,756)
(195,166)	Oxford Industries, Inc.	(8,360,911)
(148,692)	PVH Corp.	(13,596,397)
(109,595)	Steven Madden Ltd.	(4,116,388)
(488,533)	VF Corp.	(9,247,930)
(45,692,382)
Wireless Telecommunication Services (0.1)%
(50,770)	T-Mobile U.S., Inc.	(9,925,535)
Total Short Positions (Proceeds $(1,061,608,428))		(1,084,807,679)

Total Investments 84.7% (Cost $4,317,342,201)		6,986,511,258
Other Assets Less Liabilities 15.3%		1,266,524,644 (k)
Net Assets 100.0%		$8,253,035,902

‡	Represents less than 0.05% of net assets of the Fund.
*	Non-income producing security.
(a)
All or a portion of the security is pledged as collateral for securities sold short and/or options written. At
April 30, 2026, the Fund had securities pledged in the amount of $550,298,280 to cover collateral requirements for securities sold short and/or options written.

(b)
All or a portion of this security is on loan at April 30, 2026. Total value of all such securities at April 30,
2026 amounted to $58,541,261, collateralized by cash collateral of $21,731,150 and non-cash
(U.S. Treasury Securities and U.S. Government Agency Securities) collateral of $37,312,762 for the Fund (see
Note A of the Notes to Consolidated Financial Statements).

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)

(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of April 30, 2026 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2026 amounted to $298,967,592, which represents 3.6% of net assets of the Fund.

(e)	Security represented in Units.
(f)	Defaulted security.
(g)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2026 and changes periodically.
(h)	See "Purchased option contracts" under Derivative Instruments.
(i)	Represents 7-day effective yield as of April 30, 2026.
(j)	Represents investment of cash collateral received from securities lending.
(k)	Includes the impact of the Fund’s open positions in derivatives at April 30, 2026.
#
This security is subject to restrictions on resale. Total value of all such securities at April 30, 2026 amounted to $313,471,493, which represents 3.8% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 4/30/2026	Fair Value Percentage of Net Assets as of 4/30/2026
A24 Films LLC (Preferred Units)	2/25/2022	$4,463,654	$5,980,810	0.1%
Anagram Holdings LLC/Anagram International, Inc.	5/6/2020-8/15/2023	11,248,952	—	0.0%
Arctic Wolf Networks, Inc.	12/31/2021	3,950,001	4,151,092	0.1%
Canva, Inc.	3/19/2024	15,000,454	23,149,667	0.3%
Celebration Bidco Holdings LLC	12/29/2023	30,622,755	30,622,755	0.4%
Celebration Bidco LLC	12/29/2023-12/31/2025	11,814,117	12,151,406	0.1%
Celebration Bidco LLC	1/31/2025-1/30/2026	2,314,878	2,352,495	0.0%
Cybereason, Inc. (Series F Preferred Shares)	7/13/2021	4,750,000	479,519	0.0%
Cybereason, Inc. (Series H Preferred Shares)	4/30/2025-11/20/2025	90,005	247,522	0.0%
Databricks, Inc. (Series B Preferred Shares)	3/12/2025-3/26/2025	3,515	7,220	0.0%
Databricks, Inc. (Series C Preferred Shares)	3/12/2025-3/26/2025	287,305	590,140	0.0%
Databricks, Inc. (Series D Preferred Shares)	3/12/2025-3/26/2025	5,902,795	12,124,660	0.1%
Databricks, Inc. (Series E Preferred Shares)	3/12/2025-3/26/2025	2,279,385	4,681,980	0.1%
Databricks, Inc. (Series F Preferred Shares)	3/12/2025-3/26/2025	1,167,720	2,398,560	0.0%
Databricks, Inc. (Series G Preferred Shares)	3/12/2025-3/26/2025	14,153	29,070	0.0%
Databricks, Inc. (Series H Preferred Shares)	3/12/2025-3/26/2025	34,133	70,110	0.0%
Databricks, Inc. (Series K Preferred Shares)	9/8/2025	1,834,200	2,323,320	0.0%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	3,429,998	4,909,209	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,500,000	4,628,280	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	23,000,000	39,614,280	0.5%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	35,957,294	149,663,672	1.8%

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 4/30/2026	Fair Value Percentage of Net Assets as of 4/30/2026
Savage X Fenty (Series C1 Preferred Shares)	3/5/2025	$3,949,984	$53,417	0.0%
Savage X Fenty (Series D Preferred Shares)	2/24/2025-3/5/2025	670,353	3,407,901	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	2,427,463	282,483	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	5,572,106	643,004	0.0%
Superhuman Platform, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	1,458,063	1,424,025	0.0%
Superhuman Platform, Inc. Class A	12/23/2021-1/24/2022	4,701,917	2,349,891	0.0%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	5,135,005	5,135,005	0.1%
Total		$186,580,205	$313,471,493	3.8%

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)

Derivative Instruments
Futures contracts ("futures")
At April 30, 2026, open positions in futures for the Fund were as follows:
Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	928	NASDAQ 100 E-Mini Index	$(512,181,760)	$(49,361,598)
6/2026	6,646	S&P 500 E-Mini Index	(2,407,098,125)	(158,521,898)
Total Futures				$(207,883,496)
At April 30, 2026, the Fund had $361,177,695 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended April 30, 2026, the average notional value for the months where the Fund had futures outstanding was $(2,688,227,183) for short positions.
Total return basket swap contracts (“total return basket swaps”)
At April 30, 2026, the Fund did not have any outstanding total return basket swaps.
For the six months  ended April 30, 2026, the average notional value for the months where the Fund had total return basket swaps and total return swaps, including contracts for difference, for the Fund was $(182,915,958) for short positions.
Purchased option contracts ("options purchased")
At April 30, 2026, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Electrical Equipment
nVent Electric PLC	1,800	$25,722,000	$125	5/15/2026	$270,000
Total options purchased (cost $524,667)					$270,000

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)

Written option contracts ("options written")
At April 30, 2026, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Broadline Retail
Amazon.com, Inc.	1,266	$(33,556,596)	$300	6/18/2026	$(261,429)
Electrical Equipment
nVent Electric PLC	1,800	(25,722,000)	150	6/18/2026	(1,278,000)

Total calls					$(1,539,429)
Puts
Hotels, Restaurants & Leisure
Sweetgreen, Inc.	8,099	(5,572,112)	5	6/18/2026	(182,228)
Leisure Products
Peloton Interactive, Inc.	22,796	(12,423,820)	5	7/17/2026	(991,626)
Total puts					$(1,173,854)
Total options written (premium received $3,262,113)					$(2,713,283)
For the six months ended April 30, 2026, the average market value for the months where the Fund had options purchased and options written outstanding was $725,175 and $(2,946,979), respectively.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s long investments as of April 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Aerospace & Defense	$139,763,800	$55,472,949	$—	$195,236,749
Miscellaneous Manufacturers	—	—	30,622,755	30,622,755
Software	589,029,232	—	29,650,650	618,679,882
Specialty Retail	383,614,326	—	149,663,672	533,277,998
Other Common Stocks#	5,941,742,179	—	—	5,941,742,179
Total Common Stocks	7,054,149,537	55,472,949	209,937,077	7,319,559,563
Preferred Stocks
Entertainment	—	—	5,980,810	5,980,810
IT Services	—	—	9,537,489	9,537,489
Software	—	—	30,436,618	30,436,618
Specialty Retail	—	—	43,075,598	43,075,598
Other Preferred Stocks#	21,380,065	—	—	21,380,065
Total Preferred Stocks	21,380,065	—	89,030,515	110,410,580
Master Limited Partnerships and Limited Partnerships#	253,277,203	—	—	253,277,203
Corporate Bonds#	—	—	—	—
Loan Assignments#	—	—	14,503,901	14,503,901
Options Purchased@	270,000	—	—	270,000
Short-Term Investments	—	373,297,690	—	373,297,690
Total Investments	$7,329,076,805	$428,770,639	$313,471,493	$8,071,318,937

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
@	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2026
Investments in Securities:
Common Stocks(1)	$191,273	$—	$—	$18,664	$—	$—	$—	$—	$209,937	$18,664
Preferred Stocks(1)	71,904	—	—	11,126	20	—	—	—	83,050	11,126
Preferred Units(1)	5,742	—	—	239	—	—	—	—	5,981	239
Corporate Bonds(2)	—	—	—	—	—	—	—	—	—	—
Loan Assignments(3)	14,074	23	—	(16)	423	—	—	—	14,504	(16)
Convertible Bonds	27,446	—	7,940	(7,596)	—	(27,790)	—	—	—	—
Total	$310,439	$23	$7,940	$22,417	$443	$(27,790)	$—	$—	$313,472	$30,013
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 4/30/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$209,937,077	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	2.5x - 9.8x	2.7x	Increase
			Enterprise value/ EBITDA multiple (EV/EBITDA)	10.0x - 18.5x	17.1x	Increase
			Discount Rate	3.6%	3.6%	Decrease
			Expected Volatility	80.0%	80.0%	Decrease
			Term (Years)	0.7	0.7	Decrease
			Transaction Price	$13.10 - $1,646.14	$1,495.65	Increase
Preferred Stocks	83,049,705	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	0.9x - 5.5x	2.8x	Increase
			Discount Rate	0.3% - 15.0%	12.1%	Decrease
			Expected Volatility	25.0% - 70.0%	57.7%	Decrease
			Liquidation Preference	0.5x - 2.8x	2.0x	Increase
			Term (Years)	0.7 - 2.5	0.9	Decrease
			Transaction Price	$4.55 - $190.00	$157.03	Increase
Preferred Units	5,980,810	Market Approach	Enterprise value/ Revenue multiple (EV/Revenue)	3.3x	3.3x	Increase
			Enterprise value/ EBITDA multiple (EV/EBITDA)	17.6x	17.6x	Increase
			Discount Rate	3.6%	3.6%	Decrease
			Term (Years)	0.8	0.8	Decrease
			Expected Volatility	30.0%	30.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)

(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) At April 30, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

(3) At April 30, 2026 these securities were valued by an independent pricing service using significant unobservable inputs.
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s short investments as of April 30, 2026:

Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short#	$(1,084,807,679)	$—	$—	$(1,084,807,679)
Total Short Positions	$(1,084,807,679)	$—	$—	$(1,084,807,679)

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s derivatives as of April 30, 2026:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Liabilities	$(207,883,496)	$—	$—	$(207,883,496)
Options Written
Liabilities	(2,713,283)	—	—	(2,713,283)
Total	$(210,596,779)	$—	$—	$(210,596,779)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Alternative Funds

Long Short Fund
April 30, 2026
Assets
Investments in securities, at value*† (Note A)—see Schedule of Investments:
Unaffiliated issuers(a)	$8,071,318,937
Cash	554,757
Foreign currency(b)	31
Cash collateral segregated for short sales (Note A)	1,140,997,506
Cash collateral segregated for futures contracts (Note A)	361,177,695
Dividends and interest receivable	5,778,744
Receivable for securities sold	25,336,057
Receivable for Fund shares sold	5,245,549
Receivable for securities lending income (Note A)	46,386
Prepaid expenses and other assets	134,425
Total Assets	9,610,590,087
Liabilities
Investments sold short, at value(c) (Note A)	1,084,807,679
Dividends payable for short sales	787,098
Deferred tax liability—net (Note A)	306,269
Payable to investment manager (Note B)	7,178,958
Option contracts written, at value(d) (Note A)	2,713,283
Payable for securities purchased	24,072,010
Payable for Fund shares redeemed	6,365,985
Payable for accumulated variation margin on futures contracts (Note A)	207,883,496
Payable to administrator—net (Note B)	1,080,945
Payable to trustees	3,931
Payable for cash collateral on loaned securities (Note A)	21,731,150
Other accrued expenses and payables	623,381
Total Liabilities	1,357,554,185
Net Assets	$8,253,035,902

See Notes to Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities (Unaudited)(cont’d)

Neuberger Berman Alternative Funds
Long Short Fund
April 30, 2026
Net Assets consist of:
Paid-in capital	$5,854,779,662
Total distributable earnings/(losses)	2,398,256,240
Net Assets	$8,253,035,902
Net Assets
Institutional Class	$8,076,256,630
Class A	133,840,059
Class C	42,939,213
Shares Outstanding ($.001 par value; unlimited shares authorized)
Institutional Class	395,589,483
Class A	6,685,070
Class C	2,261,455
Net Asset Value, offering and redemption price per share
Institutional Class	$20.42
Net Asset Value and redemption price per share
Class A	$20.02
Offering Price per share
Class A‡	$21.24
Net Asset Value and offering price per share
Class C^	$18.99
†Securities on loan, at value:
Unaffiliated issuers	$58,541,261
*Cost of Investments:
(a) Unaffiliated issuers	$5,378,950,629
(b) Total cost of foreign currency	$31
(c) Proceeds from investments sold short	$1,061,608,428
(d) Premium received from option contracts written	$3,262,113

‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Consolidated Financial Statements

Consolidated Statement of Operations (Unaudited)

Neuberger Berman Alternative Funds

Long Short Fund
For the Six Months Ended April 30, 2026
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$45,354,414
Interest income—unaffiliated issuers	12,776,299
Other income	1,009
Income from securities loaned—net	80,897
Foreign taxes withheld	(428,022)
Total income	$57,784,597
Expenses:
Investment management fees (Note B)	42,916,336
Administration fees (Note B):
Institutional Class	5,857,773
Class A	171,673
Class C	56,173
Distribution fees (Note B):
Class A	165,070
Class C	216,049
Shareholder servicing agent fees:
Institutional Class	19,085
Class A	2,742
Class C	1,020
Audit fees	41,671
Subsidiary administration fees	1,229
Custodian and accounting fees	598,223
Insurance	109,392
Legal fees	75,924
Registration and filing fees	130,911
Shareholder reports	166,515
Trustees' fees and expenses	37,164
Dividend and interest expense on securities sold short (Note A)	(7,587,868)
Interest	11,953
Miscellaneous and other fees (Note A)	149,550
Total expenses	43,140,585
Net investment income/(loss)	$14,644,012

See Notes to Consolidated Financial Statements

Consolidated Statement of Operations (Unaudited) (cont’d)

Neuberger Berman Alternative Funds
Long Short Fund
For the Six Months Ended April 30, 2026
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	195,184,604
Closed short positions of unaffiliated issuers	(27,925,240)
Settlement of foreign currency transactions	(45,281)
Expiration or closing of futures contracts	7,189,514
Expiration or closing of option contracts written	2,325,477
Expiration or closing of swap contracts	2,943,695
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(46,811,218)
Short positions of unaffiliated issuers	4,127,491
Foreign currency translations	131,063
Futures contracts	(96,309,691)
Option contracts written	548,830
Swap contracts	19,370,127
Net gain/(loss) on investments	60,729,371
Net increase/(decrease) in net assets resulting from operations	$75,373,383

See Notes to Consolidated Financial Statements

Consolidated Statements of Changes in Net Assets

Neuberger Berman Alternative Funds

	LONG SHORT FUND
	Six Months Ended	Fiscal Year Ended
	April 30, 2026 (Unaudited)	October 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$14,644,012	$35,838,550
Net realized gain/(loss) on investments	179,672,769	26,117,909
Change in net unrealized appreciation/(depreciation) of investments	(118,943,398)	651,614,861
Net increase/(decrease) in net assets resulting from operations	75,373,383	713,571,320
Distributions to Shareholders From (Note A):
Distributable earnings:
Institutional Class	(3,950,627)	(1,508,120)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Institutional Class	998,767,506	2,167,760,351
Class A	18,562,577	39,170,745
Class C	2,989,455	5,231,713
Proceeds from reinvestment of dividends and distributions:
Institutional Class	2,477,064	924,329
Payments for shares redeemed:
Institutional Class	(914,026,326)	(1,681,485,116)
Class A	(22,485,182)	(48,811,113)
Class C	(5,495,948)	(10,231,404)
Net increase/(decrease) from Fund share transactions	80,789,146	472,559,505
Net Increase/(Decrease) in Net Assets	152,211,902	1,184,622,705
Net Assets:
Beginning of period	8,100,824,000	6,916,201,295
End of period	$8,253,035,902	$8,100,824,000

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements Long Short Fund (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Alternative Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger Long Short Fund ("the Fund") is a separate operating series of the Trust. Under the 1940 Act, the status of a fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund (the Fund became diversified in December 2014). The Fund currently offers Institutional Class shares, Class A shares and Class C shares. The Trust’s Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders. Prior to February 28, 2026, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company ("RIC"), the Fund formed NB A24 Long Short Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of the Fund.
As of April 30, 2026, the value of the Fund's investment in the Blocker was as follows:

Investment in Blocker	Percentage of Net Assets
$5,671,386	0.1%
2
Consolidation: The accompanying financial statements of the Fund present the consolidated accounts of the Fund and the Blocker. All intercompany accounts and transactions have been eliminated in consolidation.

3
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments (long and short positions) in equity securities, exchange-traded options purchased, exchange-traded options written, preferred stocks and master limited partnerships and limited partnerships, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund's investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid or offer quotations, respectively, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which the Fund's share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund's share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which the Fund's share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
4
Foreign currency translations: The accounting records of the Fund and the Blocker are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Consolidated Statement of Operations.

5
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Consolidated Statement of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which the Fund participated as a class member. The amount of such proceeds for the six months ended April 30, 2026, was $2,434.

6
Income tax information: The Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of the Fund to continue to qualify for treatment as a RIC by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Consolidated Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at April 30, 2026 was $5,420,214,336. The estimated gross unrealized appreciation was $2,773,503,356 and estimated gross unrealized depreciation was $327,425,408 resulting in net unrealized appreciation in value of investments of $2,446,077,948 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Fund. For the year ended October 31, 2025, the Fund recorded permanent reclassifications primarily related to wholly owned subsidiary income and gain (loss) and non-deductible expenses relating to partnership investments. For the year ended October 31, 2025, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Total Distributable Earnings/(Losses)
$(56,741)	$56,741
The tax character of distributions paid during the years ended October 31, 2025, and October 31, 2024, was as follows:

Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
2025	2024	2025	2024	2025	2024	2025	2024
$1,508,120	$64,177,508	$—	$—	$—	$—	$1,508,120	$64,177,508

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$2,562,443	$—	$2,693,132,958	$(368,858,138)	$(3,779)	$2,326,833,484
The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and/or recognized on wash sales, straddles and unsettled short sales, mark-to-market adjustments on swaps, futures and options, amortization of organizational expenses and tax adjustments related to partnerships, swap contracts and other investments.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2025, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

Capital Loss Carryforwards
Long-Term	Short-Term
$—	$368,150,986
The Blocker is taxed as a corporation under the U.S. Internal Revenue Code. As of October 31, 2025, the Fund had a gross deferred tax asset of $173,935 resulting from deferred interest expense, capital losses and net operating losses in the Blocker and a gross deferred tax liability of $480,204 resulting from appreciation of the underlying holding. As of October 31, 2025, the Blocker has a net deferred tax liability of $306,269.
7
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. At April 30, 2026, there were no outstanding balances of accrued capital gains taxes for the Fund.
As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), the Fund may file tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). ECJ tax reclaims are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. When any such ECJ tax reclaims are not "more likely than not" to be sustained after examination by tax authorities, then no amounts are included in the Consolidated Statement of Assets and Liabilities. Income recognized for ECJ tax reclaims, if any, would be included in "Other income" in the Consolidated Statement of Operations and the cost to file these additional ECJ tax reclaims, if any, would be included in "Miscellaneous and other fees" in the Consolidated Statement of Operations.
8
Distributions to shareholders: The Fund may earn income, net of expenses, daily on its investments. Distributions from net investment income, if any, are recorded on the ex-date and generally distributed once a year (usually in December) for the Fund. Distributions from net realized capital gains, if any, generally are distributed once a year (usually in December) and are recorded on the ex-date.

It is the policy of the Fund to pass through to its shareholders substantially all real estate investment trust ("REIT") distributions and other income it receives, less operating expenses. The distributions received from REITs are generally composed of income, capital gains, and/or return of REIT capital, but the REITs do not report this information to the Fund until the following calendar year. For the year ended October 31, 2025 the character of distributions, if any, paid to shareholders of the Fund disclosed within the Consolidated Statement of Changes in Net Assets is based on estimates made at that time. Based on past experience it is possible that a portion of the Fund's distributions during the current fiscal year, if any, will be considered tax return of capital, but the actual amount of the tax return of capital, if any, is not determinable until after the Fund's fiscal year-end. After calendar year-end, when the Fund learns the nature of the distributions paid by REITs during that year, distributions previously identified as income may be recharacterized as return of capital and/or capital gain. After all applicable REITs have informed the Fund of the actual breakdown of distributions paid to the Fund during their fiscal year, estimates previously recorded are adjusted to reflect actual results. As a result, the composition of the Fund's distributions as reported herein may differ from the final composition determined after calendar year-end and reported to the Fund's shareholders on IRS Form 1099-DIV.
9
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

10
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
11
When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities. Certain transactions will require a Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
12
Securities sold short: The Fund may engage in short sales, which are sales of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities decreases, the Fund will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, the Fund may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size. The Fund pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Fund and used to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in "Cash collateral segregated for short sales" on the Consolidated Statement of Assets and Liabilities. The Fund is contractually responsible to remit to the lender any dividends and interest payable on securities while those securities are being borrowed by the Fund. The Fund may receive or pay the net of the interest charged by the prime broker on the borrowed securities and a financing charge for the difference in the market value of the short position and the cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. These costs related to short sales (i.e., dividend and interest remitted to the lender and interest charged by the prime broker) are recorded as an expense of the Fund and are excluded from the contractual expense limitation. A net negative expense, if any, represents a gain to the Fund as the total cash rebates received exceeded the other costs related to short sales.

For the six months ended April 30, 2026, the components of dividend and interest on securities sold short as reflected on the Consolidated Statement of Operations are as follows:
Component	Amount
Dividend and interest expense remitted to lenders	$9,863,138
Total gross short sale expenses	$9,863,138
Net interest and fees received from the prime brokers	(8,185,735)
Less: Cash collateral rebates received	(9,265,271)
Net dividend and interest expense on securities sold short	$(7,587,868)
13
Investments in private companies: Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering, involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Private placements and other restricted securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value.
14
Derivative instruments: The Fund's use of derivatives during the six months ended April 30, 2026, is described below. Please see the Consolidated Schedule of Investments for the Fund's open positions in derivatives, if any, at April 30, 2026. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Consolidated Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Rule 18f-4 under the 1940 Act, regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless the Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the six months ended April 30, 2026, the Fund used futures on broader market indices and U.S. Treasuries in an effort either to enhance returns or to manage or adjust the risk profile and the investment exposure of the Fund.
At the time the Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund’s taxable income.
Total return basket swap contracts: During the six months ended April 30, 2026, the Fund used total return basket swaps to increase returns, reduce risks and for hedging purposes. The Fund may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation/(depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as "financing costs." Positions within the swap are reset periodically, and financing costs are reset according to the terms of the contract. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. For over-the-counter ("OTC") total return basket swaps, cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation/(depreciation) on swap contracts in the Consolidated Statement of Operations. Cash settlements between the Fund and the counterparty are recognized as realized gains (losses) on closing of swap contracts in the Consolidated Statement of Operations.
Total return swap contracts: During the six months ended April 30, 2026, the Fund used total return swaps, including contracts for difference ("CFD"), to increase returns, reduce risks and for hedging purposes. Total return swaps, including CFDs, involve commitments to pay fixed or floating rate interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into total return swap transactions, including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or (depreciation) in the Consolidated Statement of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Consolidated Statement of Operations. For OTC total return swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty.
Options: During the six months ended April 30, 2026, the Fund used options written to enhance total returns. During the six months ended April 30, 2026, the Fund used options purchased either for hedging purposes or to enhance total returns.
Premiums paid by the Fund upon purchasing a call or put option are recorded in the asset section of the Fund’s Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the asset is eliminated. For purchased call options, the Fund's loss is limited to the amount of the option premium paid.
Premiums received by the Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the liability is eliminated.
When the Fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that the Fund has written expires unexercised, the Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.

At April 30, 2026, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Futures
Equity risk	Receivable/Payable for accumulated variation margin on futures contracts	$—	Receivable/Payable for accumulated variation margin on futures contracts	$(207,883,496)
Options purchased
Equity risk	Investments in securities, at value	270,000	—	—
Options written
Equity risk	—	—	Option contracts written, at value	(2,713,283)
The impact of the use of these derivative instruments on the Consolidated Statement of Operations during the six months ended April 30, 2026, was as follows:

	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Futures
Equity risk	$7,189,514	$(96,309,691)
Swaps
Equity risk	2,943,695	19,370,127
Options purchased
Equity risk	(509,193)	(311,731)
Options written
Equity risk	2,325,477	548,830

(a)	Net realized gain/(loss) on derivatives is located in the Consolidated Statement of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Swaps	Expiration or closing of swap contracts
Options purchased	Transactions in investment securities of unaffiliated issuers
Options written	Expiration or closing of option contracts written

(b)	Change in net unrealized appreciation/(depreciation) is located in the Consolidated Statement of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
Swaps	Swap contracts
Options purchased	Investment securities of unaffiliated issuers
Options written	Option contracts written
While the Fund may receive redeemable preference shares, rights and warrants in connection with its investments in securities, these preference shares, rights and warrants are not considered "derivative instruments" under ASC 815.

15
Securities lending: The Fund, using State Street as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Consolidated Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Consolidated Statement of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated Issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Consolidated Schedule of Investments, but is not included within the Consolidated Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
As of April 30, 2026, the Fund had outstanding loans of securities to certain approved brokers, with a value of $58,541,261, for which it received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks	$59,043,912	$—	$—	$—	$59,043,912

(a)	Amounts represent the payable for collateral received for loaned securities.
16
Offsetting assets and liabilities: The Fund is required to disclose both gross and net information for assets and liabilities related to OTC derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund held one or more of these investments at April 30, 2026. The Fund's OTC derivative assets and liabilities at fair value by type and securities lending assets are reported gross in the Consolidated Statement of Assets and Liabilities. The following tables present derivative and securities lending assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of April 30, 2026.

Description	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Securities lending	$58,541,261	$—

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Consolidated Statement of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Consolidated Statement of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
SSB	$58,541,261	$—	$(58,541,261)	$—	$—	$—	$—	$—
Total	$58,541,261	$—	$(58,541,261)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A net amount greater than zero represents amounts subject to loss as of April 30, 2026, in the event of a counterparty failure. A net amount less than zero represents amounts under-collateralized to each counterparty as of April 30, 2026.

17
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or the Fund.

18
Investment company securities and exchange-traded funds: The Fund may invest in shares of other registered investment companies, including ETFs, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 or any other applicable exemptive relief. Rule 12d1-4 permits fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Shareholders of the Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

19
Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

20
Segment Reporting: The Fund has adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. NBIA acts as the Fund's CODM through its portfolio managers and management and operating committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and evaluates performance in accordance with the Fund’s principal investment strategy as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. The Fund’s total returns, expense ratios, and changes in net assets, which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for the Fund’s single segment, are consistent with that presented within the Fund’s financial statements.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA monthly an investment management fee at an annual rate of 1.20% of the first $250 million of the Fund’s average daily net assets, 1.175% of the next $250 million, 1.15% of the next $250 million, 1.125% of the next $250 million, 1.10% of the next $500 million, 1.075% of the next $2.5 billion and 1.05% average daily net assets in excess of $4 billion. Accordingly, for the six months ended April 30, 2026, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of 1.07% of the Fund’s average daily net assets.
The Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the class level and each share class of the Fund, as applicable, pays NBIA monthly, an annual administration fee equal to the following: 0.26% for each of Class A and Class C and 0.15% for Institutional Class, each as a percentage of its average daily net assets. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Institutional Class, Class A and Class C of the Fund so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the Blocker are included in the total expenses used to calculate the reimbursement, if any, which the Fund has agreed to share with the Blocker. For the six months ended April 30, 2026, the expenses of the Blocker amounted to $10,295.
At April 30, 2026, the Fund's contingent liabilities to NBIA under the contractual expense limitation agreement were as follows:

			Expenses Reimbursed in Year Ended October 31,
			2023	2024	2025	2026
			Subject to Repayment until October 31,
	Contractual Expense Limitation(a)	Expiration	2026	2027	2028	2029
Institutional Class	1.70%	10/31/29	$—	$—	$—	$—
Class A	2.06%	10/31/29	—	—	—	—
Class C	2.81%	10/31/29	—	—	—	—

(a)	Expense limitation per annum of the respective class's average daily net assets.
The Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended April 30, 2026, there was no repayment to NBIA under the agreement.

The Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below for Class A and Class C shares, and bears the advertising and promotion expenses.
However, the Distributor receives fees from Class A and Class C under their distribution plans (each a "Plan", collectively the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor’s activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these classes a fee at the annual rate of 0.25% of Class A’s and 1.00% of Class C’s average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust’s Plans comply with those rules.
Class A shares of the Fund are generally sold with an initial sales charge of up to 5.75% and no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of the Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.
For the six months ended April 30, 2026, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:

	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Class A	$6,519	$—	$—	$—
Class C	—	2,947	—	—
Note C—Securities Transactions:
During the six months ended April 30, 2026, there were purchase and sale transactions of long-term securities (excluding swaps, futures and written option contracts) as follows:

Purchases	Sales and Maturities	Securities Sold Short	Covers on Securities Sold Short
$2,162,358,916	$1,997,873,142	$1,337,489,870	$1,120,342,914
During the six months ended April 30, 2026, no brokerage commissions on securities transactions were paid to affiliated brokers.

Note D—Fund Share Transactions:
Share activity for the six months ended April 30, 2026, and for the year ended October 31, 2025, was as follows:

	For the Six Months Ended April 30, 2026				For the Year Ended October 31, 2025
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total

Institutional Class	49,908,689	123,915	(45,747,374)	4,285,230	111,830,804	49,140	(87,465,922)	24,414,022
Class A	944,991	—	(1,144,321)	(199,330)	2,066,575	—	(2,581,244)	(514,669)
Class C	160,095	—	(294,401)	(134,306)	290,106	—	(564,091)	(273,985)
Note E—Line of Credit:
At April 30, 2026, the Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.00% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. The Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by the Fund and other costs incurred by the Fund. Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for the Fund under the Credit Facility at April 30, 2026. During the six months ended April 30, 2026, the Fund did not utilize the Credit Facility.
Note F—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Consolidated Financial Highlights

Long Short Fund

The following table includes selected data for a share outstanding throughout each fiscal period and other performance information derived from the consolidated financial statements (financial statements for the year ended October 31, 2021). Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions

Institutional Class
4/30/2026 (Unaudited)	$20.24	$0.04	$0.15	$0.19	$(0.01)	$—	$—	$(0.01)
10/31/2025[g]	$18.36	$0.10	$1.78	$1.88	$(0.00)	$—	$—	$(0.00)
10/31/2024[g]	$16.84	$0.17	$1.53	$1.70	$(0.12)	$(0.06)	$—	$(0.18)
10/31/2023[g]	$16.45	$0.18	$1.30	$1.48	$(0.17)	$(0.92)	$—	$(1.09)
10/31/2022[g]	$18.21	$(0.02)	$(1.54)	$(1.56)	$—	$(0.20)	$—	$(0.20)
10/31/2021	$16.00	$(0.02)	$2.59	$2.57	$—	$(0.36)	$—	$(0.36)

Class A
4/30/2026 (Unaudited)	$19.87	$0.00	$0.15	$0.15	$—	$—	$—	$—
10/31/2025[g]	$18.09	$0.03	$1.75	$1.78	$—	$—	$—	$—
10/31/2024[g]	$16.60	$0.11	$1.50	$1.61	$(0.06)	$(0.06)	$—	$(0.12)
10/31/2023[g]	$16.20	$0.12	$1.29	$1.41	$(0.09)	$(0.92)	$—	$(1.01)
10/31/2022[g]	$18.00	$(0.10)	$(1.50)	$(1.60)	$—	$(0.20)	$—	$(0.20)
10/31/2021	$15.88	$(0.08)	$2.56	$2.48	$—	$(0.36)	$—	$(0.36)

Class C
4/30/2026 (Unaudited)	$18.92	$(0.07)	$0.14	$0.07	$—	$—	$—	$—
10/31/2025[g]	$17.35	$(0.11)	$1.68	$1.57	$—	$—	$—	$—
10/31/2024[g]	$16.00	$(0.03)	$1.45	$1.42	$(0.01)	$(0.06)	$—	$(0.07)
10/31/2023[g]	$15.69	$0.00	$1.25	$1.25	$(0.02)	$(0.92)	$—	$(0.94)
10/31/2022[g]	$17.57	$(0.22)	$(1.46)	$(1.68)	$—	$(0.20)	$—	$(0.20)
10/31/2021	$15.62	$(0.20)	$2.51	$2.31	$—	$(0.36)	$—	$(0.36)

See Notes to Consolidated Financial Highlights

Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Gross Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets (excluding dividend and interest expense relating to short sales)	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate (including securities sold short)	Portfolio Turnover Rate (excluding securities sold short)

$20.42	0.94%[e]	$8,076.3	1.07%[f]	1.26%[f]	1.07%[f]	1.26%[f]	0.38%[f]	39%[e]	27%[e]
$20.24	10.26%	$7,918.7	1.06%	1.26%	1.06%	1.26%	0.50%	60%	44%
$18.36	10.13%	$6,736.0	1.31%	1.26%	1.31%	1.26%	0.96%	48%	35%
$16.84	9.52%	$5,937.9	1.28%	1.27%	1.28%	1.27%	1.12%	54%	33%
$16.45	(8.63)%	$5,434.6	1.68%	1.28%	1.68%	1.28%	(0.14)%	76%	49%
$18.21	16.27%	$5,191.6	1.59%	1.28%	1.59%	1.28%	(0.10)%	60%	49%

$20.02	0.75%[e]	$133.8	1.43%[f]	1.62%[f]	1.43%[f]	1.62%[f]	0.01%[f]	39%[e]	27%[e]
$19.87	9.84%	$136.8	1.43%	1.63%	1.43%	1.63%	0.14%	60%	44%
$18.09	9.71%	$133.8	1.67%	1.63%	1.67%	1.63%	0.60%	48%	35%
$16.60	9.15%	$134.3	1.66%	1.64%	1.66%	1.64%	0.75%	54%	33%
$16.20	(8.96)%	$132.0	2.05%	1.64%	2.05%	1.64%	(0.53)%	76%	49%
$18.00	15.82%	$158.9	1.96%	1.64%	1.96%	1.64%	(0.46)%	60%	49%

$18.99	0.37%[e]	$42.9	2.18%[f]	2.37%[f]	2.18%[f]	2.37%[f]	(0.74)%[f]	39%[e]	27%[e]
$18.92	9.05%	$45.3	2.18%	2.37%	2.18%	2.37%	(0.61)%	60%	44%
$17.35	8.89%	$46.3	2.42%	2.38%	2.42%	2.38%	(0.15)%	48%	35%
$16.00	8.34%	$45.1	2.40%	2.39%	2.40%	2.39%	0.00%	54%	33%
$15.69	(9.64)%	$48.0	2.79%	2.39%	2.79%	2.39%	(1.26)%	76%	49%
$17.57	14.98%	$57.1	2.71%	2.39%	2.71%	2.39%	(1.20)%	60%	49%

Notes to Consolidated Financial Highlights Long Short Fund (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
The class action proceeds listed in Note A of the Notes to Consolidated Financial Statements, if any, had no
impact on the Fund’s total returns for the six months ended April 30, 2026. The class action proceeds received in 2025, 2024, 2023, 2022 and 2021 had no impact on the Fund’s total returns for the years ended October 31, 2025, 2024, 2023, 2022 and 2021.

c
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

d	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
e	Not annualized.
f	Annualized.
g	Consolidated financial highlights. See Note A in the Notes to Consolidated Financial Statements.

Directory

Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Shareholder Servicing Agent
SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue, Suite 219189
Kansas City, MO 64105-1307
For Institutional Class Shareholders address correspondence to:
Neuberger Funds
PO Box 219189
Kansas City, MO 64121-9189
Intermediary Client Services 800.366.6264
For Class A, Class C and Class R6 Shareholders:
Please contact your investment provider
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Changes in and Disagreements with Accountants for Open-end Management Investment Companies
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies
During the period covered by this report, there were no matters submitted to the Fund's shareholders through the solicitation of proxies or otherwise.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.neuberger.com

L0088 06/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others for the series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There was nothing to report with respect to this item.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)
A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).
(a)(2)
Not applicable to the Registrant.
(a)(3)
The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)
Not applicable to the Registrant.
(a)(5)
Not applicable to the Registrant.
(b)
The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Alternative Funds

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: July 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: July 1, 2026

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 1, 2026